Pension arrangements (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020 GBP (£) item	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Aug. 31, 2017 GBP (£)
Pension arrangements
Present value of additional contributions Group is expected to pay to remedy revised deficit				£ 1,917,000
Football League Pension and Life Assurance Scheme
Pension arrangements
Number of participating employers | item		92
Total deficit on actuarial valuation					£ 30,400,000
Contribution to current accrual of benefits		£ 0
Present value of additional contributions Group is expected to pay to remedy revised deficit		0	£ 0	£ 1,917,000
Total contributions paid by Group based on actuarial valuation		482,000
Percentage of increase in contributions	5.00%
Present value of outstanding contributions to pension arrangements		1,745,000	2,204,000
Football League Pension and Life Assurance Scheme | Less than 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		488,000	459,000
Football League Pension and Life Assurance Scheme | Due after 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		£ 1,257,000	£ 1,745,000